UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $37,491 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109      692    11475 SH       SOLE                        0        0    11475
ASA LIMITED                    COM              G3156p103     2322    45525 SH       SOLE                        0        0    45525
AT&T INC                       COM              00206R102      752    26400 SH       SOLE                        0        0    26400
BAYTEX ENERGY TR               TRUST UNIT       073176109     1788   149575 SH       SOLE                     5450        0   144125
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      290        3 SH       SOLE                        0        0        3
BRISTOL MYERS SQUIBB CO        COM              110122108     3005   129250 SH       SOLE                        0        0   129250
CAPSTONE TURBINE CORP          COM              14067D102      255   303250 SH       SOLE                        0        0   303250
CHEVRON CORP NEW               COM              166764100     2147    29021 SH       SOLE                        0        0    29021
CONOCOPHILLIPS                 COM              20825C104     2343    45225 SH       SOLE                     3500        0    41725
DORCHESTER MINERALS LP         COM UNIT         25820R105      563    35450 SH       SOLE                        0        0    35450
DR PEPPER SNAPPLE GROUP INC    COM              26138E109      613    37693 SH       SOLE                        0        0    37693
ENCANA CORP                    COM              292505104     1323    28462 SH       SOLE                        0        0    28462
EOG RES INC                    COM              26875P101      776    11650 SH       SOLE                        0        0    11650
EXELIXIS INC                   COM              30161q104       60    11900 SH       SOLE                        0        0    11900
EXXON MOBIL CORP               COM              30231G102     1231    15418 SH       SOLE                        0        0    15418
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103      498    66000 SH       SOLE                        0        0    66000
GRANITE CONSTR INC             COM              387328107      521    11850 SH       SOLE                        0        0    11850
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     3840   239250 SH       SOLE                    15350        0   223900
INVESTORS REAL ESTATE TR       SH BEN INT       461730103      718    67000 SH       SOLE                        0        0    67000
LEXINGTON REALTY TRUST         COM              529043101      366    73150 SH       SOLE                        0        0    73150
MACK CALI RLTY CORP            COM              554489104     1005    41020 SH       SOLE                        0        0    41020
MDU RES GROUP INC              COM              552690109     1531    70925 SH       SOLE                        0        0    70925
NATIONAL RETAIL PROPERTIES I   COM              637417106     2325   135264 SH       SOLE                     8500        0   126764
PAYCHEX INC                    COM              704326107      588    22375 SH       SOLE                        0        0    22375
PRICE T ROWE GROUP INC         COM              74144t108      383    10800 SH       SOLE                        0        0    10800
PROSPECT CAPITAL CORPORATION   COM              74348T102     3911   326739 SH       SOLE                     9900        0   316839
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     3036    98025 SH       SOLE                     6050        0    91975
XCEL ENERGY INC                COM              98389B100      609    32850 SH       SOLE                        0        0    32850